Trade Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable
	June 30, 2024	December 31, 2023
Current receivables
Domestic sales	1,836,893	1,920,310
Foreign sales	887,706	852,566
Subtotal	2,724,599	2,772,876
Overdue receivables:
From 1 to 30 days	398,590	397,753
From 31 to 60 days	65,474	93,175
From 61 to 90 days	29,652	29,490
Above 90 days	162,502	188,300
Expected credit losses	(85,805)	(84,913)
Present value adjustment	(4,478)	(5,825)
Subtotal	565,935	617,980
Trade accounts receivable, net	3,290,534	3,390,856
The age of accounts receivable along with the expected credit losses and present value adjustment are as follows:
	December 31, 2023	December 31, 2022
Current receivables
Domestic sales	1,920,310	2,137,350
Foreign sales	852,566	969,442
Subtotal	2,772,876	3,106,792
Overdue receivables:
From 1 to 30 days	397,753	482,104
From 31 to 60 days	93,175	113,266
From 61 to 90 days	29,490	66,493
Above 90 days	188,300	199,084
Expected credit losses	(84,913)	(82,636)
Present value adjustment(1)	(5,825)	(6,978)
Subtotal	617,980	771,333
Trade accounts receivable, net	3,390,856	3,878,125

(1)      The Group discounts its receivables to present value using interest rates directly related to customer credit profiles. The monthly interest used to calculate the present value of outstanding receivables on December 31, 2023 were, mostly in Brazil, 1.2%, and 1.3% at December 31, 2022). Realization of the present value adjustment is recognized as deduction item to sales revenue.

Schedule of Changes in Expected Credit Losses	Changes in expected credit losses:
	June 30, 2024	June 30, 2023
Balance at the beginning of the period	(84,913)	(82,636)
Additions	(10,564)	(6,349)
Write-offs/Reversals	5,483	8,473
Exchange rate variation	4,189	(6,259)
Balance at the end of the period	(85,805)	(86,771)
Changes in expected credit losses:
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	(82,636)	(82,318)	(79,638)
Additions	(9,906)	(9,230)	(12,289)
Write-offs/Reversals	9,580	10,351	8,541
Exchange rate variation	(1,951)	(1,439)	968
Balance at the end of the period	(84,913)	(82,636)	(82,418)